Cost of Revenue - Schedule of Cost of Revenue (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	$ 63,584,197	$ 38,292,249
Content acquisition and royalty costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	50,934,803	28,185,088
Payment processing and agency fees [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	5,097,109	3,455,207
Amortization of intangible assets [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	3,427,808	2,323,251
Technology infrastructure costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	1,899,268	2,190,032
Live events cost [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	1,728,553	1,438,349
Branded Content [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	436,656	218,535
Barter transaction cost [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue	60,000	476,612
Online and other costs [Member]
Schedule of Cost of Revenue [Line Items]
Cost of Revenue		$ 5,175